INCOME TAX - Deferred Income Tax Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Line Items]
Net operating loss carry forwards	¥ 1,123,462
Valuation allowance	¥ 335,339	¥ 239,007	¥ 180,643	¥ 131,834
Statute extended limitation period	5 years	10 years
Underpayment of taxes	¥ 100
The PRC
Valuation Allowance [Line Items]
Valuation allowance	¥ 335,339